OTHER NON-CURRENT ASSETS (Details) $ in Thousands	Sep. 06, 2019 USD ($)	Jul. 15, 2019 USD ($) item	Jun. 21, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
OTHER NON-CURRENT ASSETS
Rental deposits				$ 5,964	$ 6,638
Prepayment for investments				6,017	6,295
Prepayment for property, plant and equipment				1,943	2,880
Others				514	671
Other non-current assets				14,438	16,484
Loan amount, current				$ 107	$ 1,149
Shandong Buladun Education Information Consultation Co., Ltd
OTHER NON-CURRENT ASSETS
Ownership percentage			10.00%
Equity method investments, cash consideration invested			$ 1,362
Kindergartens in Singapore
OTHER NON-CURRENT ASSETS
Number of kindergartens operated | item		5
Ownership percentage		80.00%
Equity method investments, cash consideration invested		$ 297
Digital Knowledge World Co., Ltd. Islands
OTHER NON-CURRENT ASSETS
Ownership percentage	10.00%
Equity method investments, cash consideration invested	$ 4,636